Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000033214 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033214 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000033214 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033214 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033214 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033214 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033214 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033214 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033215 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033215 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000033215 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033215 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033215 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033215 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033215 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033216 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033216 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000033216 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033216 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033216 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033216 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033216 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033217 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033217 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000033217 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033217 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033217 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033217 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033217 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033217 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174988 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000174988 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000174988 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174988 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174988 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000174988 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174988 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212516 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000212516 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212516 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000212516 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000212516 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000212516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000212516 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212516 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%